Average Annual Total Returns - FidelityLeveragedCompanyStockFund-RetailPRO - FidelityLeveragedCompanyStockFund-RetailPRO - Fidelity Leveraged Company Stock Fund	Sep. 29, 2023
Fidelity Leveraged Company Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.14%)
Past 5 years	6.85%
Past 10 years	9.25%
Fidelity Leveraged Company Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.91%)
Past 5 years	4.89%
Past 10 years	6.99%
Fidelity Leveraged Company Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.50%)
Past 5 years	5.36%
Past 10 years	7.19%
RS006
Average Annual Return:
Past 1 year	(17.32%)
Past 5 years	7.10%
Past 10 years	10.96%
IXXVV
Average Annual Return:
Past 1 year	(16.72%)
Past 5 years	4.11%
Past 10 years	6.49%